Annual Fund Operating Expenses	Jul. 31, 2026	[1],[2]
iShares iBonds Dec 2026 Term Muni Bond ETF | iShares iBonds Dec 2026 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.10%
iShares iBonds Dec 2035 Term Muni Bond ETF | iShares iBonds Dec 2035 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.10%
iShares iBonds Dec 2027 Term Muni Bond ETF | iShares iBonds Dec 2027 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.10%
iShares iBonds Dec 2028 Term Muni Bond ETF | iShares iBonds Dec 2028 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.10%
iShares iBonds Dec 2029 Term Muni Bond ETF | iShares iBonds Dec 2029 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.10%
iShares iBonds Dec 2030 Term Muni Bond ETF | iShares iBonds Dec 2030 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.10%
iShares iBonds Dec 2031 Term Muni Bond ETF | iShares iBonds Dec 2031 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.10%
iShares iBonds Dec 2032 Term Muni Bond ETF | iShares iBonds Dec 2032 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.10%
iShares iBonds Dec 2033 Term Muni Bond ETF | iShares iBonds Dec 2033 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.10%
iShares iBonds Dec 2034 Term Muni Bond ETF | iShares iBonds Dec 2034 Term Muni Bond ETF
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.10%
Other Expenses (as a percentage of Assets):	0.00%
Acquired Fund Fees and Expenses	0.00%
Expenses (as a percentage of Assets)	0.10%
Fee Waiver or Reimbursement	(0.00%)
Net Expenses (as a percentage of Assets)	0.10%

[1]	Operating expenses paid by BFA under the Investment Advisory Agreement exclude Acquired Fund Fees and Expenses, if any.
[2]	The expense information in the table has been restated to reflect current fees.